NOTES PAYABLE (Details) - Schedule of Debt - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable		$ 372,332	$ 372,396
Less notes payable current portion	$ (368,419)	(297,332)	(297,396)
Note Payable	$ 0	75,000	75,000
Loans Payable [Member] | Unsecured Note 1 [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable		182,676	182,676
Loans Payable [Member] | Unsecured Note 2 [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable		50,000	50,000
Loans Payable [Member] | Unsecured Note 3 [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable		60,815	60,815
Loans Payable [Member] | Unsecured Note 4 [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable		25,000	25,000
Loans Payable [Member] | Unsecured Note 5 [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable		37,000	37,000
Loans Payable [Member] | Unsecured Note 6 [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable		$ 16,841	$ 16,905